NATIXIS FUNDS TRUST I

February 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and the Statement of Additional Information, each dated February 1, 2025, for the Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I, does not differ from that contained in Post-Effective Amendment No. 163 that was filed electronically on January 27, 2025.

Please direct any questions or comments on the enclosed materials to me at 617-449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary